Derivatives - Notional contract amounts of derivatives held for hedging purposes by product type (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional	546,404	488,270
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	265,191	262,971
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	237,208	190,332
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Notional	44,005	34,967
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional	102,052	82,161
Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	58,047	47,194
Foreign exchange | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	0	0
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	444,352	406,109
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	207,144	215,777
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	237,208	190,332